SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 3, 2024, the Company, entered into a Business Combination Agreement and Plan of Reorganization (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Roth CH V Merger Sub Corp., a Delaware corporation and a wholly-owned subsidiary of Acquiror (“Merger Sub”), and New Era Helium Corp., a Nevada corporation (“NEH”). Upon the terms and subject to the conditions set forth in the Merger Agreement and in accordance with the Nevada Revised Statutes and the Delaware General Corporation Law, Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of the Company (the “Merger”). Upon the closing of the transaction, subject to approval by the Company’s stockholders and other customary closing conditions, the combined company with be named “New Era Helium Corp.” and is expected to list on The Nasdaq Stock Market.

Merger Agreement

As previously reported, on January 3, 2024, the Company (“ROCL” or “Acquiror”), entered into a Business Combination Agreement and Plan of Reorganization (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among Acquiror, Roth CH V Merger Sub Corp., a Delaware corporation and a wholly-owned subsidiary of Acquiror (“Merger Sub”), and New Era Helium Corp., a Nevada corporation (“NEH” or the “Company”). The transactions set forth in the Merger Agreement, including the Merger (defined below), will constitute a “Business Combination” as contemplated by

Acquiror’s Amended and Restated Certificate of Incorporation. Unless expressly stated otherwise herein, capitalized terms used but not defined herein shall have such meanings ascribed to them in the Merger Agreement.

The Merger

Upon the terms and subject to the conditions set forth in the Merger Agreement and in accordance with the Nevada Revised Statutes and the Delaware General Corporation Law, Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of Acquiror (the “Merger”). Upon the closing of the Transactions, subject to approval by ROCL’s stockholders and other customary closing conditions, the combined company with be named “New Era Helium Corp.” and is expected to list on The Nasdaq Stock Market.

Consideration

Subject to the terms and conditions set forth in the Merger Agreement, in consideration of the Merger, the holders of shares of Company Common Stock (including shares of Company Common Stock resulting from the conversion of Company Preferred Stock) will receive an aggregate of 9.0 million shares of Acquiror’s common stock, which number will be subject to adjustment based upon the Net Debt (as defined in the Merger Agreement) (which shares do not include the Earnout Shares (as defined below)) (the “Company Merger Shares”). For purposes of the Company Merger Shares, such amount assumes $37,300,000 of Net Debt. For every dollar of Net Debt lower than $37,300,000 at Closing, the Company Merger Shares will be increased by 1/10 of one share and for every dollar of Net Debt higher than $37,300,000 at Closing, the Company Merger Shares will be decreased by 1/10 of one share.

The Merger Agreement also provides, among other things, that the holders of shares of Company Common Stock immediately prior to the Effective Time have the contingent right to receive up to an aggregate of 1.0 million additional shares of Acquiror’s common stock (the “Earnout Shares”), subject to the following contingencies:

(i)500,000 Earnout Shares, in the event that, based upon the audited financial statements of the Company for the year ended December 31, 2025, it meets or exceeds a total EBITDA of $25.268 million as calculated by the Company; and

(ii)500,000 Earnout Shares, if, at any time during the period between the Closing Date and 180 days after the filing of the Form 10-K for the fiscal year ended December 31, 2025, the average of the reported sales prices on Nasdaq (or the exchange on which Acquiror’s common stock is then listed) for any twenty (20) Trading Days during any thirty (30) consecutive Trading Days is greater than or equal to $12.50.

Conditions to Consummation of the Transactions

Consummation of the transactions contemplated by the Merger Agreement is subject to conditions of the respective parties that are customary for a transaction of this type, including, among others: (a) obtaining Acquiror stockholders’ approval of the Roth Proposals; (b) obtaining the Company Stockholder Approval; (c) there being no laws or injunctions by governmental authorities or other legal restraint prohibiting consummation of the transactions contemplated under the Merger Agreement; (d) the required filings under the HSR Act having been completed and the waiting period applicable to the Merger under the HSR Act having expired or terminated; (e) Acquiror’s common stock being listed on Nasdaq, or another national securities exchange mutually agreed to by the parties; (f) the Form S-4 having become effective and no stop order suspending the effectiveness of the Form S-4 having been issued by the SEC; and (g) Acquiror (including, following the Effective Time, the Company) having equal to or in excess of $5,000,000 in cash and cash equivalents.

Acquiror has separate conditions to closing, including, among others, that (a) no material adverse effect having occurred with respect to the Company, (b) the Company having raised at least $45,000,000 in a private placement of securities in order to fund its new plant construction, and (c) certain indebtedness of the Company having been converted into shares of common stock of the Company. The Company has separate conditions to closing, including, among others, that no material adverse effect has occurred with respect to Acquiror.

Termination

The Merger Agreement may be terminated under certain customary and limited circumstances prior to the Closing of the Merger, including: (a) by mutual written consent of Acquiror and the Company; (b) by either party if the Closing has not occurred prior to the date that is 180 days after the date of the Merger Agreement; (c) there is a final non-appealable order issued by a governmental authority preventing or making illegal the consummation of the transactions contemplated by the Merger Agreement; (d) by either Acquiror or the Company if any of the Roth Proposals fails to be approved at the Roth Stockholders’ Meeting; (e) by Acquiror if the Company fails to obtain Company Stockholder Approval within five (5) Business Days following the date in which the SEC declares the Form S-4 effective; (f) by Acquiror if the Company has not delivered: (i) its Audited Financial Statements for the year ended December 31, 2022 and December 31, 2021 by January 8, 2024, (ii) its Interim Financials by February 1, 2024, and (iii) the Audited Financial Statements for the year ended December 31, 2023 within 90 days after the date of the Merger Agreement; and (g) by either party if the other party’s representations or warranties are not true and correct or if the other party breached any of its covenants set forth in the Merger Agreement such that the conditions to Closing would not be satisfied and such breach cannot or has not been cured within the earlier of thirty (30) days’ notice by the other party.

If the Merger Agreement is validly terminated, none of the parties will have any liability or any further obligation under the Merger Agreement with certain limited exceptions, including liability arising out of willful material breach of the Merger Agreement.

Insider Support Agreement

Contemporaneously with the execution of the Merger Agreement, Acquiror entered into an insider support agreement (the “Insider Support Agreement”) with NEH and certain stockholders of Acquiror (the “Sponsor Parties”), whereby the Sponsor Parties have agreed, among other things, (i) not to transfer or redeem any Acquiror Common Stock held by such Sponsor Parties, (ii) to vote in favor of the adoption of the Merger Agreement and approval of the Merger and the other transactions contemplated hereby, and (iii) to vote against any Alternative Transaction with respect to Acquiror or any proposal in opposition to approval of the Merger Agreement or in competition with or inconsistent with the Merger Agreement and any other action or proposal that is intended, or would reasonably be expected, to prevent, impede, interfere with, delay, postpone or adversely affect the Transactions.

Company Support Agreement

Contemporaneously with the execution of the Merger Agreement, Acquiror entered into a stockholder support agreement (the “Company Support Agreement”) with NEH and certain shareholders of NEH (the “Company Supporting Shareholders”), pursuant to which the Company Supporting Shareholders have agreed, among other things, (i) not to transfer any NEH Common Stock held by such Company Supporting Shareholders, (ii) to vote in favor of the Merger and the transactions contemplated by the Merger Agreement, and (iii) to vote against any Alternative Transaction with respect to NEH or any proposal in opposition to approval of the Merger Agreement or in competition with or inconsistent with the Merger Agreement, and any other action or proposal that is intended, or would reasonably be expected, to prevent, impede, interfere with, delay, postpone or adversely affect the Transactions.

Termination of Business Combination Marketing Agreement

On January 2, 2024, the Company entered into a letter agreement with Roth and Craig-Hallum to terminate the business combination marketing agreement. In exchange for termination of the business combination marketing agreement, the Company and Roth and Craig-Hallum mutually agreed to issue to Roth and Craig-Hallum 575,000 shares of common stock on the date of the closing of the Business Combination.

Trust Extension Payments

On January 17, 2024, February 7, 2024 and March 11, 2024, the Company paid an aggregate of $135,000 to the Trust Account for each one-month extension to extend the date by which the Company must consummate its Business Combination from January 4, 2024 to April 4, 2024.

Promissory Note

On March 27, 2024, Roth CH Acquisition V Co., a Delaware corporation (the “Company”), issued an unsecured promissory note in the aggregate principal amount of up to $600,000 (the “Note”) to individuals or entities listed on the Note (the “Payees”). Pursuant to the Note, the Payees agreed to loan to the Company an aggregate amount of up to $600,000 that shall be payable on the earlier of (i) the date on which the Company consummates an initial business combination as such term is defined in the Company’s Amended and Restated Certificate of Incorporation (the “Business Combination”), or (ii) the date the Company liquidates if a Business Combination is not consummated. The Note bears no interest rate. In the event that the Company does not consummate a Business Combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note will be used for the Company to pay various expenses of the Company and for general corporate purposes.